Fair Values Of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Of Financial Instruments [Abstract]
Fair Values Of Financial Instruments
36. Fair values of financial instruments

a)	Assets and liabilities measured at fair value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2023 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	226,082,874	226,082,874	223,932,573	1,651,592	498,709
- Derivatives	10,001,900	10,001,900	—	10,001,900	—
- Equity instruments	3,967,748	3,967,748	3,967,748	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	841,884,579	841,884,579	655,381,499	181,812,303	4,690,777
- Equity instruments	1,984,994	1,984,994	—	432,216	1,552,778

Total	1,083,922,095	1,083,922,095	883,281,820	193,898,011	6,742,264

Financial liabilities at fair value through profit or loss

- Trading liabilities	10,330,335	10,330,335	10,325,192	5,143	—
- Derivatives	2,145,218	2,145,218	—	2,145,218	—

Total	12,475,553	12,475,553	10,325,192	2,150,361	—

The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	79,470,642	79,470,642	12,198,634	67,272,008	—
- Derivatives	7,063,310	7,063,310	—	7,063,310	—
- Equity instruments	14,961,750	14,961,750	14,961,750	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	1,922,232,187	1,922,232,187	214,213,701	1,705,993,417	2,025,069
- Equity instruments	188,301	188,301	—	188,301	—

Total	2,023,916,190	2,023,916,190	241,374,085	1,780,517,036	2,025,069

Financial liabilities at fair value through profit or loss
- Derivatives	1,041,154	1,041,154	—	1,041,154	—

Total	1,041,154	1,041,154	—	1,041,154	—
Financial assets at fair value mainly consist of BCRA Liquidity Bills and Argentine Government Bonds, together with a minor share in Argentine Treasury Bills, Corporate Bonds and Equity Instruments. Likewise, financial derivatives are classified at fair value, which include futures that are valued at the price of the market where they are traded and foreign currency NDF
(non-delivery
forwards), put options, and interest rate swaps.

b)	Transfers between hierarchy levels
The Entity monitors the availability of market information in order to assess the category of financial instruments in the different hierarchies at fair value, as well as the resulting determination of inter-level transfers at each closing, considering the comparison of hierarchy levels of the current year versus previous year levels.

b.1)	Transfers from Level 1 to Level 2
There were no transfers from Level 1 to Level 2 for instruments measured at fair value through profit or loss or through OCI as of period-end.

b.2)  Transfers from Level 2 to Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Treasury Bonds adjusted by 1.55% CER in pesos maturing 07-26-2024	51,382,569	—
Treasury Bonds adjusted by 2.00% CER in pesos maturing 11-09-202 6	33,984	—
The transfer is due to the fact that the bonds were listed on the market the number of days necessary to be considered Level 1. As of December 31, 2022, there were no transfers from Level 2 to Level 1.
b.3)  Valuation techniques for Levels 2 and 3
The valuation techniques for Level 2 and 3 are described in the paragraphs below.
Fixed Income
The determination of fair value prices set forth by the Bank for fixed income consists of considering reference market prices from Mercado Abierto Electrónico (“MAE”), the main market where bonds are traded.
For Argentine Treasury Bonds (medium- and long-term debt instruments) prices are captured from MAE. If bonds have not traded for the last 10 business days, fair value is determined by discounting cash flows using the pertinent discount curve.
Except for BCRA internal bills in US dollars to be settled in Argentine pesos at the benchmark exchange rate (LEDIV), which cannot be transferred and do not accrue any interest, they are valued at their latest subscription price plus current interest.
Liquidity bills issued by the BCRA without quoted prices in MAE on the last day of the month were assigned a theoretical value, discounting cash flows using the monetary policy rate.
In the case of Corporate Bonds in Dollars, the Entity value them by bringing the future flow of funds to present value with an interest rate curve with comparable Corporate Bonds.
Swaps
For swaps, the theoretical valuation consists in discounting future cash flows using the interest rate, according to the curve estimated on the basis of fixed-rate peso-denominated bonds and bills issued by the Argentine Government and/or alternatively in case there are no bonds in pesos of some comparable issuer with a market price (Province of Buenos Aires or City of Buenos Aires Bonds).
Non-Deliverable
Forwards (“NDFs”)
The fair value of NDFs consists of discounting the future cash flows to be exchanged pursuant to the contract, using a discount curve that will depend on the currency of each cash flow. The result is then calculated by subtracting the present values in pesos, estimating the value in pesos based on the applicable spot exchange rate, depending on whether the contract is local or offshore.
For local peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by Banco de la Nación Argentina (“BNA”). Cash flows in U.S. dollars are discounted using the Overnight Index Swap (OIS) international dollar yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the U.S. dollar spot selling exchange rate published by BNA.
For local peso-euro swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by BNA. Cash flows in euros are discounted using the yield curve in euros. Then, the present value of cash flows in euros is netted by converting such cash flows into pesos using the euro spot selling exchange rate published by Banco de la Nacion Argentina (BNA).

For
offshore peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from market quoted forward prices sourced from ICAP Broker. Cash flows in dollars are discounted using the OIS yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the Emerging Markets Traders Association (EMTA) U.S. dollar spot exchange rate.
The valuation techniques used for Level 3 financial assets require the use of variables that are not based on observable market inputs. Below is a detail of the valuation techniques used for each financial asset:
Investments in Equity Instruments
Investments in equity instruments for which the Group has no control, joint control or a significant influence are measured at fair value through profit or loss and at fair value through other comprehensive income based on the latest information available of these companies.
Corporate Bonds
The fair value of the following corporate bonds held in portfolio:

•	ON Arcor (ON ARCOR17)

•	Refi Pampa ( ON REF2B)

•	ON Banco de Servicios Financieros (ON BSCNO)

•	ON Petroquímica Comodoro Rivadavia S.A. (ON PQCLO)

•	Toyota Cia Financiera (ON TYCYO)

•	ON Newsan (ON WNCFO)

•	Newsan S.A (ON WNCGO)

•	Newsan S.A (ON WNCJO)

•	Newsan S.A (ON WNCKO)
The valuation of corporate bonds classified as Level 3 has been determined by the Entity’s Management on the basis of the latest available market price (or subscription price, if the security had not been listed in a market since the date of issuance) plus interest accrued to date. If the security has paid coupon, then the “clean” price is calculated. If principal was repaid, then repayment amount is deducted and the “dirty” price is recalculated, with interest being accrued until period end.
The most relevant
non-observable
inputs include:

•	Latest market price

•	Projected UVA

•	Projected Badlar private rate
The tables below show a sensitivity analysis for each of the above-mentioned securities:

Latest market price scenarios	Changes in final price
	ON ARCOR17	ON REF2B	ON BSCNO	ON PQCLO	ON TYCYO	ON WNCFO	ON WNCGO	ON WNCJO	ON WNCKO
+ 2%	2.000%	2.000%	1.910%	2.190%	1.740%	2.100%	1.950%	1.900%	0.070%
+ 5%	5.000%	5.000%	4.810%	5.480%	4.360%	5.250%	4.880%	4.740%	3.120%
+ 10%	10.000%	10.000%	5.710%	10.960%	8.720%	10.510%	9.750%	9.480%	8.190%

UVA	Changes in final price
Scenarios	ON ARCOR17	ON REF2B
+ 5%	5.000%	5.000%
+ 10%	10.000%	10.000%
+ 15%	15.000%	15.000%

Badlar Privated rate	Changes in final price
	ON BSCNO	ON PQCLO	ON TYCYO	ON WNCFO	ON WNCGO	ON WNCJO	ON WNCKO
5%	0.0811%	-0.2928%	0.4139%	-0.3570%	-0.1110%	0.3244%	0.5667%
10%	0.2416%	0.0634%	0.8278%	0.1940%	0.2014%	0.4777%	0.7295%
15%	0.4022%	0.4197%	1.2418%	0.3958%	0.5137%	0.6310%	0.8923%

Sell Options
The sensitivity analysis (based on the price of the underlying asset) for the put options in the Bank’s portfolio is presented below.
The put options in the Bank’s portfolio with their corresponding underlying asset are detailed below:

Asset	Underlying
2X5N2D001	BONO T2X5
3X4N4C001	BONO T3X4
4X4N9P001	BONO T4X4
4X4NDD001	BONO T4X4
4X4NOB001	BONO T4X4
4X4NOE001	BONO T4X4
PRBNOB001	BONO T4X4
T5XNDD001	BONO T5X4
T5XNDD002	BONO T5X4
TDJD6U001	BONO TDJ24
TDJN6U001	BONO TDJ24
TDJN6U002	BONO TDJ24
TDJNOV001	BONO TDJ24

Put-
Underlying

Scenarios	Changes in final price
Changes % Price Sub	2X5N2D001	3X4N4C001	4X4N9P001	4X4NDD001	4X4NOB001	4X4NOE001	PRBNOB001
-6.000%	2.69%	3.86%	3.33%	3.33%	3.33%	3.33%	3.33%
-4.000%	0.55%	1.70%	1.18%	1.18%	1.18%	1.18%	1.18%
-2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
-0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Scenarios	Changes in final price
Changes % Price Sub	T5XNDD001	T5XNDD002	TDJD6U001	TDJN6U001	TDJN6U002	TDJNOV001
-6.000%	3.31%	3.31%	5.36%	5.36%	5.36%	5.36%
-4.000%	1.15%	1.15%	3.17%	3.17%	3.17%	3.17%
-2.000%	0.00%	0.00%	1.06%	1.06%	1.06%	1.06%
-0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.010%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6.000%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

b.4) Reconciliation of opening and ending balances of Level 3 assets and liabilities at fair value
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Balance at the beginning of the fiscal year	2,025,069	31,270,903
Private securities - Corporate bonds	4,040,478	(1,217,351)
Debt securities at fair value through profit or loss - Private securities - Corporate bonds	498,709	—
Other financial assets - Receivable from Prisma Medios de Pago S.A.	—	(13,739,311)
Gain from the sale of financial assets - Prima Medios de Pago S.A.	—	1,557,976
Net monetary inflation adjustment	(1,374,770)	(15,847,148)
Equity instruments	1,552,778	—

Balance at year-end	6,742,264	2,025,069

c)	Fair value of Assets and Liabilities not measured at fair value
Below is a description of methodologies and assumptions used to assess the fair value of the main financial instruments not measured at fair value, when the instrument does not have a quoted price in a known market.

•	Assets and liabilities with fair value similar to their accounting balance
For financial assets and financial liabilities maturing in less than three months, it is considered that the accounting balance is similar to fair value.

•	Fixed rate financial instruments
The fair value of financial assets was assessed by discounting future cash flows from market rates at each measurement date for financial instruments with similar characteristics, adding a liquidity premium
(non-observable
input) that expresses the added value or additional cost necessary to dispose of the asset.

•	Variable rate financial instruments
For financial assets and financial liabilities accruing a variable rate, it is considered that the accounting balance is similar to the fair value.
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2023 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	1,142,679,367	(a	)	—	—
Other financial assets	171,212,909	(a	)	—	—
Debt securities	83,823,214	97,167,314		97,167,314	—
Loans and advances	1,975,497,390	1,873,436,751	(b)	—	1,873,436,751
Reverse repurchase agreements	1,201,149,144	(a	)	—	—

Financial liabilities

Deposits	3,639,306,660	3,598,681,184		3,598,681,184	—
Other financial liabilities	448,258,450	(a	)	—	—
Bank loans	28,189,967	27,621,005		27,621,005	—
Debt securities issued	12,816,710	13,043,560		13,043,560	—

The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	922,374,620	(a	)	—	—
Other financial assets	181,586,921	(a	)	—	—
Debt securities	117,766,716	138,663,334		138,663,334	—
Loans and advances	2,233,080,125	2,090,403,908		—	2,090,403,908
Reverse repurchase agreements	163,404,615	(a	)	—	—
Financial liabilities

Deposits	4,091,312,436	4,011,915,404		4,011,915,404	—
Other financial liabilities	368,805,430	(a	)	—	—
Bank loans	61,886,118	59,687,835		59,687,835	—
Debt securities issued	595,354	591,578		591,578	—

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.
b)	The Bank’s Management has not identified additional impairment indicators of its financial assets as a result of the differences in the fair value thereof.